SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH     JULY 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

7-6        GF     13900    18.292         22.02           Bear Stearns
7-7        " "      13900    18.4375         22.00                  " "
7-8        " "      13900    18.81             22.16                  " "
7-9        " "    100000    18.9375         22.04                  " "
7-9        " "      13900    18.893           22.04                  " "
7-15      " "      16500    18.7466         22.71                  " "
7-17      " "        5000    18.875           23.02                  " "
7-20      " "      14100    19.0412         23.23                  " "
7-21      " "      14100    19.1679         23.14                  " "
7-22      " "      14100    18.8231         22.88                  " "
7-23      " "      14100    18.625           22.72                  " "
7-24      " "        7500    18.66             22.60                  " "
7-27      " "      12600    18. 5              22.31                  " "
7-28      " "     12600    18.3715          22.32                  " "
7-29      " "      12600    17.9702         22.22                  " "
7-30      " "        6600    18.1875         22.43                  " "
7-31      " "      12600    18.0625         22.32                  " "


The New Germany Fund, Inc.Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          8/10/98